FINANCIAL EXPENSE, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest	$ (2)	$ (9)	$ (3)
Exchange rate differences, net
Total financial income	(2)	(9)	(3)
Financial expenses:
Interest	124	286	293
Hedging	(53)	70
Exchange rate differences, net	94	22	133
Revaluation of liabilities presented at fair value.	705	589	692
Expenses related to modification of convertible debt and change in terms of warrants			273
Convertible Debt inducement expenses	108	202
Fair value of guarantee associated with short term loan		49
Accretion of contingent payment obligation	265	75
Total financial expenses	1,243	1,293	1,391
Total other expense	$ 1,241	$ 1,284	$ 1,388